[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         DECEMBER 31, 2002


[graphic omitted]

                             MFS(R) INSTITUTIONAL
                             EMERGING EQUITIES FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND

The following tables present certain information regarding the Trustees and officers of MFS Institutional
Trust of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961,
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
KEVIN R. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, President and Director               Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           (investor in health care companies), Managing
Brigham and Women's Hospital, Chief of Cardiac           General Partner (since 1993); Cambridge
Surgery; Harvard Medical School, Professor of            Nutraceuticals (professional nutritional
Surgery                                                  products), Chief Executive Officer (until May
                                                         2001); Paragon Trade Brands, Inc. (disposable
WILLIAM R. GUTOW (born 09/27/41) Trustee                 consumer products), Director
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          ELAINE R. SMITH (born 04/25/46) Trustee
franchise), Vice Chairman                                Independent health care industry consultant

J. ATWOOD IVES (born 05/01/36) Trustee                   WARD SMITH (born 09/13/30) Trustee
Private investor; KeySpan Corporation (energy            Private investor; Sundstrand Corporation
related services), Director; Eastern Enterprises         (manufacturer of highly engineered products for
(diversified services company), Chairman, Trustee        industrial and aerospace applications), Director
and Chief Executive Officer (until November 2000)        (until June 1999)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 09/12/59) Trustee and               July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Robert A. Henderson+                                     business day from 9 a.m. to 5 p.m. Eastern time.
Donald F. Pitcher+                                       (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf.)
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
JP Morgan Chase Bank                                     touch-tone telephone.
One Chase Manhattan Plaza
New York, NY 10081                                       WORLD WIDE WEB
                                                         www.mfs.com
INVESTOR INFORMATION
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).


+ MFS Investment Management

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Shareholders,
One can always find reasons not to invest. After three tough years in a row, it is only natural that investors -- especially stock investors -- may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, historically the best times to invest in stocks and corporate bonds have been times like the present, when investors are feeling most worried and discouraged. Looking back at the late 1980s and early 1990s, for example -- when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights -- we can see that that period ushered in the bull market of the 1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-January, political issues in Iraq and North Korea remain a potential problem. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be highly valued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 15, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

Dear Shareholders,
For the six months ended December 31, 2002, the fund provided a total return of -17.09%. This return, which includes the reinvestment of any dividends and capital gains distributions, compares with a return of -15.63% over the same period for the fund's benchmark, the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

A CHALLENGING MARKET ENVIRONMENT
As 2002 began, investors were expecting a recovery in corporate earnings in the second half of the year. When it became clear that earnings would remain weak, growth expectations fell and stock prices followed them downward. Additional factors such as geopolitical tension over Iraq and corporate accounting scandals added to the market's woes, and the third quarter of 2002 was particularly difficult for the U.S. equity markets.

In October, U.S. equity markets reversed direction and we saw a fourth-quarter rally. Investor psychology seemed to rebound following a relatively strong third quarter earnings season. Investors seemed to look beyond near-term weakness and become more optimistic about 2003. The fourth quarter of 2002 was the first positive quarter in a year, with the Russell Index showing a 7.51% return.

For the six-month period overall, however, nearly all equity market indices declined, with small cap growth stocks declining further than the overall market.

In a period of declining confidence, investors gravitated toward larger firms that were viewed as more stable. Technology and business services, two of the larger segments of the small cap market, were hit particularly hard as their corporate customers drastically cut spending, and stocks of fledgling biotech companies lost ground as investors seemed to shun any company that was not yet profitable.

RESEARCH STILL UNCOVERED OPPORTUNITIES
Against this backdrop, our research still uncovered stocks that did relatively well over the period. In the health care sector, for example, performance was helped by IDEXX Laboratories, which makes the most widely used line of veterinary diagnostic equipment in the United States. Our focus on casual dining restaurants such as Outback Steakhouse and California Pizza Kitchen also contributed to results. Relative performance was helped by positions in several trucking companies, including Heartland Express and J.B. Hunt Transport. We think the few publicly-owned trucking firms -- about 10 out of 10,000 U.S. truck operators -- have the potential to increase both market share and profitability, as smaller players drop out due to new regulations and higher fixed costs such as insurance.

We largely avoided biotechnology stocks, which helped relative performance as the industry fared poorly over the period. Looking ahead, we added positions in several adult education firms. We believe these companies may benefit from the slow economy, as people seek to improve their job skills or change careers.

TECHNOLOGY, BUSINESS SERVICES, AND BANKING POSITIONS HELD BACK PERFORMANCE Technology and business services holdings were key detractors from overall performance. Our underweight in technology stocks benefited the portfolio during the early part of the period, but detracted from results during the fourth quarter rally. As we moved toward the end of the year, we reduced our underweight by adding to companies that we feel offer better opportunities going forward. As mentioned earlier, business services firms -- which provide outsourced services such as computer support or bill processing -- suffered as corporations cut back all spending. We dramatically reduced the fund's business services weighting over the period, selling holdings such as transaction processors CheckFree and Concord EFS.

Relative performance was also hurt by our underweighted position in bank stocks, as financial services was one of the best-performing small-cap sectors over the period.

OUTLOOK
In our view, we are in the early stages of a moderate economic recovery. We believe the portfolio is already positioned in areas that may benefit even in a weak recovery, including trucking and leisure holdings and several niche retail firms. On a hopeful note, we have begun to see indications that corporate spending, which so far has not contributed much to the recovery, may be picking up. We have started to selectively buy more stocks that we think will benefit from corporate spending, because we feel that sometime in 2003 we may see the main driver of economic recovery shift from consumer spending to business spending.

    Respectfully,

/s/ Robert A. Henderson                  /s/  Donald F. Pitcher, Jr.

    Robert A. Henderson                       Donald F. Pitcher, Jr.
    Portfolio Manager                         Portfolio Manager

Notes to shareholders: Robert A. Henderson and Donald F. Pitcher, Jr. became managers of the portfolio in April and June of 2002, respectively, replacing Neil D. Wagner.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Robert A. Henderson is a Vice President at MFS Investment Management(R). He is also a portfolio manager of the small-cap growth portfolios of our mutual funds, institutional accounts, and variable annuities.

Mr. Henderson joined the company in 1996 as an equity research analyst covering the utilities, retail, mining, financial services, and the food, beverage and tobacco industries in Latin America and Canada. He was named portfolio manager in April 2002.

From 1991 to 1996 Mr. Henderson worked as an equity research analyst for David
L. Babson & Company, Inc., where he was named a vice president in 1993. He was a consultant with Alliance Consulting Group, Inc. in Cambridge, MA, from 1988 to 1991.

Mr. Henderson holds a Masters of Business Administration degree from Stanford University and a bachelors degree from Harvard College.

Donald F. Pitcher, Jr., is Senior Vice President of MFS Investment Management(R) (MFS(R)). He is portfolio manager of the small-cap growth and global growth portfolios of our mutual funds, institutional accounts, and offshore investment products.

Mr. Pitcher joined MFS in 1971 as an Investment Officer. He was named Assistant Vice President in 1974, Vice President in 1977 and Senior Vice president in 1985.

He is a graduate of Harvard College and the Harvard Graduate School of Business Administration.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by the current prospectus.

FUND FACTS

Objective: Seeks to provide long-term growth of capital.

Commencement of investment operations: June 16, 1993

Size: $237.5 million net assets as of December 31, 2002

PERFORMANCE SUMMARY

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2002

                                                         6 Months         1 Year       3 Years       5 Years         Life*
--------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                   -17.09%        -33.83%       -31.77%       +14.07%      +248.63%
--------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                   --         -33.83%       -11.96%       + 2.67%      + 13.98%
--------------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, June 16, 1993, through December 31, 2002.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT THAN THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - December 31, 2002

Stocks - 95.7%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 94.6%
  Aerospace & Defense - 1.1%
    Alliant Techsystems, Inc.*                                                          20,200      $  1,259,470
    Herley Industries, Inc.*                                                            76,200         1,326,490
                                                                                                    ------------
                                                                                                    $  2,585,960
----------------------------------------------------------------------------------------------------------------
  Agricultural Products - 0.7%
    Delta & Pine Land Co.                                                               82,400      $  1,681,784
----------------------------------------------------------------------------------------------------------------
  Apparel & Manufacturers
    Timberland Co.*                                                                      2,000      $     71,220
----------------------------------------------------------------------------------------------------------------
  Auto Parts - 0.9%
    O'Reilly Automotive, Inc.*                                                          80,500      $  2,035,040
----------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 7.1%
    Alabama National Bancorp., Inc.                                                     16,800      $    730,800
    Anchor Bancorp. Wisconsin, Inc.                                                     21,700           450,275
    BancFirst Corp.                                                                      5,900           277,300
    Bank Mutual Corp.                                                                   26,100           603,693
    BankAtlantic Bancorp., Inc.                                                         49,400           466,830
    BankUnited Financial Corp.*                                                         55,800           902,844
    Brookline Bancorp., Inc.                                                           112,158         1,334,680
    Chemical Financial Corp.                                                             7,700           247,555
    Commercial Federal Corp.                                                            10,200           238,170
    Connecticut Bancshares, Inc.                                                        10,700           411,415
    F&M Bancorp., Inc.                                                                   6,200           198,400
    Fidelity Bankshares, Inc.                                                            9,300           166,470
    Financial Institutions, Inc.                                                        15,500           455,080
    First Bancorp., Inc.                                                                16,550           374,030
    First Community Bancorp., Inc.                                                      16,500           543,362
    First Federal Capital Corp.                                                         24,800           478,863
    First Financial Bankshares, Inc.                                                     4,600           174,800
    First Financial Holdings, Inc.                                                       9,500           235,220
    First Niagara Financial Group, Inc.                                                  9,300           243,660
    Frontier Financial Corp.                                                            10,400           266,032
    Glacier Bancorp., Inc.                                                              11,400           268,708
    Harbor Florida Bancshares, Inc.                                                     34,300           772,436
    Harleysville National Corp.                                                          9,815           262,257
    Hudson River Bancorp., Inc.                                                          8,600           212,850
    MAF Bancorp., Inc.                                                                  17,200           583,596
    Mercantile Bankshares Corp.                                                         12,500           482,375
    National Penn Bank, Inc.                                                             7,980           211,869
    Pacific Northwest Bancorp., Inc.                                                    22,400           560,000
    Republic Bancshares, Inc.*                                                          13,100           257,415
    Sandy Spring Bancorp., Inc.                                                          9,300           296,391
    Seacoast Financial Services Corp.                                                   25,000           500,275
    Sound Federal Bancorp., Inc.                                                         5,800           174,580
    Sterling Bancorp., Inc.                                                              4,560           120,019
    Sterling Financial Corp.                                                             4,950           117,068
    Susquehanna Bancshares, Inc.                                                        28,900           600,253
    The South Financial Group, Inc.                                                     36,000           743,760
    Tierone Corp.                                                                       16,100           244,076
    UCBH Holdings, Inc.                                                                 28,400         1,205,580
    Umpqua Holdings Corp.                                                               25,600           467,200
                                                                                                    ------------
                                                                                                    $ 16,880,187
----------------------------------------------------------------------------------------------------------------
  Business Services - 6.2%
    AMN Healthcare Services, Inc.*                                                     159,000      $  2,688,690
    BISYS Group, Inc.*                                                                  46,600           740,940
    Bright Horizons Family Solutions, Inc.*                                             31,400           882,968
    C.H. Robinson Worldwide, Inc.                                                       16,900           527,280
    Corporate Executive Board Co.*                                                      37,900         1,209,768
    Dendrite International, Inc.*                                                       83,114           620,862
    Education Management Corp.*                                                         19,200           721,920
    Forrester Research, Inc.*                                                           54,300           845,451
    Harman International Industrials, Inc.                                              21,100         1,255,450
    infoUSA, Inc.*                                                                      52,900           262,913
    Kroll, Inc.*                                                                        26,630           508,100
    Mettler Toledo International, Inc.*                                                 39,200         1,256,752
    MPS Group, Inc.*                                                                    43,008           238,264
    Strayer Education, Inc.                                                             40,600         2,334,500
    WebMD Corp.*                                                                        80,700           689,985
                                                                                                    ------------
                                                                                                    $ 14,783,843
----------------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.5%
    Netscreen Technologies, Inc.*                                                       75,700      $  1,275,545
----------------------------------------------------------------------------------------------------------------
  Computer Services - 0.6%
    Kronos, Inc.*                                                                       33,500      $  1,239,165
    Perot Systems Corp.*                                                                17,700           189,744
                                                                                                    ------------
                                                                                                    $  1,428,909
----------------------------------------------------------------------------------------------------------------
  Computer Software - 0.6%
    MSC.Software Corp.                                                                  31,408      $    242,470
    Neoware Systems, Inc.*                                                               1,500            22,365
    Scansoft, Inc.*                                                                     66,170           345,407
    Serena Software, Inc.*                                                              12,100           191,059
    THQ, Inc.*                                                                          44,000           583,000
                                                                                                    ------------
                                                                                                    $  1,384,301
----------------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 0.8%
    Activision, Inc.*                                                                   83,400      $  1,216,806
    Verity, Inc.*                                                                       51,900           694,993
                                                                                                    ------------
                                                                                                    $  1,911,799
----------------------------------------------------------------------------------------------------------------
  Computer Software - Services - 1.8%
    CACI International Inc.*                                                            57,700      $  2,056,428
    Hyperion Solutions Corp.*                                                           71,410         1,833,095
    Manhattan Associates, Inc.*                                                         16,600           392,756
                                                                                                    ------------
                                                                                                    $  4,282,279
----------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 4.3%
    Cadence Design Systems, Inc.*                                                       99,900      $  1,177,821
    Cognos, Inc.*                                                                       51,200         1,200,640
    Edwards (J.D.) & Co.*                                                               96,200         1,085,136
    Global Payments, Inc.                                                               62,600         2,003,826
    McDATA Corp., "A"*                                                                  48,600           345,060
    McDATA Corp., "B"*                                                                  84,900           596,847
    NetIQ Corp.*                                                                        17,900           221,065
    Network Associates, Inc.*                                                          117,700         1,893,793
    Pinnacle Systems, Inc.*                                                             85,400         1,162,294
    Quest Software, Inc.*                                                               23,200           239,192
    StorageNetworks, Inc.*                                                             264,570           306,901
                                                                                                    ------------
                                                                                                    $ 10,232,575
----------------------------------------------------------------------------------------------------------------
  Construction - 0.6%
    Florida Rock Industries, Inc.                                                       15,600      $    593,580
    Martin Marietta Materials, Inc.                                                     11,700           358,722
    Toll Brothers Inc.*                                                                 21,200           428,240
                                                                                                    ------------
                                                                                                    $  1,380,542
----------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 0.9%
    Church & Dwight, Inc.                                                               44,900      $  1,366,307
    Dial Corp.                                                                          25,300           515,361
    Elizabeth Arden, Inc.*                                                               8,100           119,880
                                                                                                    ------------
                                                                                                    $  2,001,548
----------------------------------------------------------------------------------------------------------------
  Defense Electronics - 0.7%
    Armor Holdings, Inc.*                                                               37,100      $    510,867
    EDO Corp.                                                                           60,100         1,248,878
                                                                                                    ------------
                                                                                                    $  1,759,745
----------------------------------------------------------------------------------------------------------------
  Electronics - 4.1%
    Amphenol Corp., "A"*                                                                23,100      $    877,800
    Applied Micro Circuits Corp.*                                                      108,700           401,103
    Cabot Microelectronics Corp.*                                                       10,500           495,600
    DSP Group, Inc.*                                                                    43,600           689,752
    Electro Scientific Industries, Inc.*                                                12,800           256,000
    Exar Corp.*                                                                         79,900           990,760
    GlobespanVirata, Inc.*                                                             307,228         1,354,875
    International Rectifier Corp.*                                                      23,000           424,580
    Kopin Corp.*                                                                        29,000           113,680
    Lam Research Corp.*                                                                 30,100           325,080
    Lattice Semiconductor Corp.*                                                       142,800         1,252,356
    LTX Corp.*                                                                          81,100           489,033
    Micrel, Inc.*                                                                       31,200           280,176
    Skyworks Solutions, Inc.*                                                           29,300           252,566
    Technitrol, Inc.                                                                    14,200           229,188
    Vitesse Semiconductor Corp.*                                                       361,400           789,659
    Zoran Corp.*                                                                        28,300           398,181
                                                                                                    ------------
                                                                                                    $  9,620,389
----------------------------------------------------------------------------------------------------------------
  Energy - 1.0%
    Rowan Cos., Inc.                                                                   100,900      $  2,290,430
----------------------------------------------------------------------------------------------------------------
  Entertainment - 4.2%
    CEC Entertainment, Inc.*                                                            69,500      $  2,133,650
    Cox Radio, Inc., "A"*                                                               31,300           713,953
    Emmis Broadcasting Corp., "A"*                                                     111,900         2,330,877
    Entercom Communications Corp.*                                                      48,560         2,278,435
    Hearst-Argyle Television, Inc.*                                                     63,800         1,538,218
    Sinclair Broadcast Group, Inc., "A"*                                                17,300           201,199
    Spanish Broadcasting Systems, Inc.*                                                105,800           761,760
                                                                                                    ------------
                                                                                                    $  9,958,092
----------------------------------------------------------------------------------------------------------------
  Financial Institutions - 0.5%
    Federated Investors, Inc., "A"                                                       9,250      $    234,673
    Friedman, Billings, Ramsey & Co.*                                                   44,900           420,264
    Student Loan Corp.                                                                   4,300           420,540
    Webster Financial Corp.                                                              5,800           201,840
                                                                                                    ------------
                                                                                                    $  1,277,317
----------------------------------------------------------------------------------------------------------------
  Financial Services - 0.7%
    Citizens South Banking Corp.                                                        24,800      $    252,960
    Gold Banc Corp.                                                                     31,240           309,932
    Investors Financial Services Corp.                                                   3,600            98,604
    Wintrust Financial Corp.                                                            28,200           883,224
                                                                                                    ------------
                                                                                                    $  1,544,720
----------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 1.7%
    American Italian Pasta Co.*                                                         55,600      $  2,000,488
    Coors (Adolph) Co.                                                                   9,700           594,125
    Performance Food Group, Co.*                                                        14,600           495,947
    Tootsie Roll Industries, Inc.                                                       28,300           868,244
                                                                                                    ------------
                                                                                                    $  3,958,804
----------------------------------------------------------------------------------------------------------------
  Gaming & Hotels - 0.5%
    Argosy Gaming Corp.*                                                                34,100      $    645,513
    Station Casinos, Inc.*                                                              33,100           585,870
                                                                                                    ------------
                                                                                                    $  1,231,383
----------------------------------------------------------------------------------------------------------------
  Healthcare - 5.5%
    Advisory Board Co.*                                                                 46,100      $  1,378,390
    Apria Healthcare Group, Inc.*                                                       87,800         1,952,672
    Caremark Rx, Inc.*                                                                 364,900         5,929,625
    Community Health Care Systems, Inc.*                                                64,200         1,321,878
    First Health Group Corp.*                                                           49,400         1,202,890
    Select Medical Corp.*                                                               98,500         1,328,765
                                                                                                    ------------
                                                                                                    $ 13,114,220
----------------------------------------------------------------------------------------------------------------
  Internet - 0.2%
    Digital Insight Corp.*                                                              33,800      $    293,756
    Retek, Inc.*                                                                        57,900           156,330
                                                                                                    ------------
                                                                                                    $    450,086
----------------------------------------------------------------------------------------------------------------
  Machinery - 0.1%
    Cognex Corp.*                                                                       14,000      $    258,020
----------------------------------------------------------------------------------------------------------------
  Media - 2.8%
    Belo Corp.                                                                          71,200      $  1,517,984
    LIN TV Corp.*                                                                       87,000         2,118,450
    McClatchy Co.                                                                       36,900         2,093,337
    Radio One, Inc.*                                                                    67,100           968,253
                                                                                                    ------------
                                                                                                    $  6,698,024
----------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 5.4%
    Cerus Corp.*                                                                         6,400      $    137,600
    Conceptus, Inc.*                                                                    13,200           158,136
    CONMED Corp.*                                                                       75,000         1,469,250
    CTI Molecular Imaging, Inc.*                                                        20,600           507,996
    Haemonetics Corp.*                                                                 191,630         4,112,380
    Inhale Therapeutic Systems Co.*                                                    269,800         2,179,984
    Molecular Devices Corp.*                                                            25,500           418,990
    Noven Pharmaceuticals, Inc.*                                                        92,100           850,083
    Thoratec Corp.*                                                                     50,200           383,026
    Wilson Greatbatch Technologies, Inc.*                                               47,020         1,372,984
    Zoll Medical Corp.*                                                                 36,700         1,309,089
                                                                                                    ------------
                                                                                                    $ 12,899,518
----------------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 11.9%
    Ameripath, Inc.*                                                                    66,000      $  1,419,000
    Edwards Lifesciences Corp.*                                                        131,600         3,351,852
    HealthSouth Corp.*                                                                  82,800           347,760
    Hologic, Inc.*                                                                      18,800           229,360
    IDEXX Laboratories, Inc.*                                                          105,500         3,513,150
    Inveresk Research Group, Inc.*                                                      41,300           891,254
    LifePoint Hospitals, Inc.*                                                          59,500         1,780,895
    Lincare Holdings, Inc.*                                                             82,000         2,592,840
    Medicis Pharmaceutical Corp.*                                                       23,300         1,157,311
    Millipore Corp.                                                                     41,100         1,397,400
    Pharmaceutical Product Development, Inc.*                                           86,500         2,531,855
    Practiceworks, Inc.*                                                                77,400           611,460
    Renal Care Group, Inc.*                                                             42,400         1,341,536
    Steris Corp.*                                                                       60,100         1,457,425
    Sunrise Assisted Living, Inc.*                                                      97,200         2,419,308
    Triad Hospitals, Inc.*                                                              44,375         1,323,706
    United Surgical Partners, Inc.*                                                     31,200           487,032
    Varian, Inc.*                                                                       51,500         1,477,535
                                                                                                    ------------
                                                                                                    $ 28,330,679
----------------------------------------------------------------------------------------------------------------
  Oil Services - 3.9%
    Cal Dive International, Inc.*                                                       57,250      $  1,345,375
    Dril-Quip, Inc.*                                                                    98,900         1,671,410
    Hydril Co.*                                                                         32,900           775,453
    National Oilwell, Inc.*                                                             40,900           893,256
    Pride International, Inc.*                                                         138,000         2,056,200
    Varco International, Inc.*                                                         140,900         2,451,660
                                                                                                    ------------
                                                                                                    $  9,193,354
----------------------------------------------------------------------------------------------------------------
  Oils - 1.1%
    Newfield Exploration Co.*                                                           65,100      $  2,346,855
    Superior Energy Services Inc.*                                                      42,500           348,500
                                                                                                    ------------
                                                                                                    $  2,695,355
----------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 3.2%
    John Wiley & Sons, Inc.                                                             20,100      $    482,601
    Lee Enterprises, Inc.                                                               59,100         1,981,032
    Playboy Enterprises, Inc., "B"*                                                    113,359         1,148,327
    Scholastic Corp.*                                                                  112,900         4,058,755
                                                                                                    ------------
                                                                                                    $  7,670,715
----------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 0.2%
    FBR Asset Investment Corp.                                                          12,500      $    423,750
----------------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 5.0%
    Brinker International, Inc.*                                                        43,500      $  1,402,875
    California Pizza Kitchen, Inc.*                                                     92,700         2,336,040
    Jack in the Box, Inc.*                                                              99,000         1,711,710
    Outback Steakhouse, Inc.                                                            70,900         2,441,796
    Prime Hospitality Corp.*                                                           143,000         1,165,450
    RARE Hospitality International, Inc.*                                               45,600         1,259,472
    Sonic Corp.*                                                                        80,150         1,642,273
                                                                                                    ------------
                                                                                                    $ 11,959,616
----------------------------------------------------------------------------------------------------------------
  Retail - 8.0%
    A.C. Moore Arts & Crafts, Inc.*                                                     81,400      $  1,034,594
    Big 5 Sporting Goods Corp.*                                                         72,400           781,196
    Charming Shoppes Inc.*                                                             270,200         1,129,436
    Cost Plus, Inc.*                                                                    76,300         2,187,521
    Dollar Tree Stores, Inc.*                                                          134,200         3,297,294
    Guitar Center, Inc.*                                                                41,300           683,928
    Michaels Stores, Inc.*                                                              24,800           776,240
    Movie Gallery, Inc.*                                                                78,100         1,008,349
    Petco Animal Supplies, Inc.*                                                        69,860         1,630,532
    PETsMART, Inc.*                                                                     78,500         1,344,705
    Pier 1 Imports, Inc.                                                                89,100         1,686,663
    Regis Corp.                                                                        104,550         2,701,677
    Talbots, Inc.                                                                       28,000           770,840
                                                                                                    ------------
                                                                                                    $ 19,032,975
----------------------------------------------------------------------------------------------------------------
  Special Products & Services - 2.1%
    Career Education Corp.*                                                             60,500      $  2,420,000
    Central Parking Corp.                                                                6,200           116,932
    Corinthian Colleges, Inc.*                                                          64,100         2,426,826
                                                                                                    ------------
                                                                                                    $  4,963,758
----------------------------------------------------------------------------------------------------------------
  Telecommunications - 1.9%
    Advanced Fibre Communications, Inc.*                                               205,720      $  3,425,238
    RF Micro Devices, Inc.*                                                            146,100         1,067,991
                                                                                                    ------------
                                                                                                    $  4,493,229
----------------------------------------------------------------------------------------------------------------
  Transportation - 3.8%
    Heartland Express, Inc.*                                                            83,003      $  1,901,682
    J.B. Hunt Transport Services, Inc.*                                                 43,200         1,265,760
    Knight Transportation, Inc.*                                                        88,000         1,844,480
    Swift Transportation, Inc.*                                                         94,000         1,881,692
    Werner Enterprises, Inc.                                                            75,466         1,624,858
    Yellow Corp.*                                                                       17,700           446,394
                                                                                                    ------------
                                                                                                    $  8,964,866
----------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                   $224,724,577
----------------------------------------------------------------------------------------------------------------
Foreign Stocks - 1.1%
  Canada - 0.4%
    Zarlink Semiconductor, Inc. (Electronics)*                                         453,400      $  1,024,684
----------------------------------------------------------------------------------------------------------------
  United Kingdom - 0.7%
    Willis Group Holdings Ltd. (Insurance)*                                             53,390      $  1,530,691
----------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                $  2,555,375
----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $216,869,286)                                                        $227,279,952
----------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.1%
----------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
----------------------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 12/31/02, due 1/02/03, total to be received
      $7,332,778 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                $ 7,332      $  7,332,289
----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $224,201,575)                                                   $234,612,241
Other Assets, Less Liabilities - 1.2%                                                                  2,937,723
----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                 $237,549,964
----------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
DECEMBER 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $224,201,575)            $234,612,241
  Receivable for investments sold                                     1,513,039
  Receivable for fund shares sold                                     3,286,519
  Interest and dividends receivable                                      65,505
  Other assets                                                            5,787
                                                                   ------------
      Total assets                                                 $239,483,091
                                                                   ------------
Liabilities:
  Payable to custodian                                             $      1,032
  Payable for investments purchased                                   1,722,691
  Payable for fund shares reacquired                                    146,615
  Payable to affiliates -
    Management fee                                                        4,569
    Shareholder servicing agent fee                                          45
  Accrued expenses and other liabilities                                 58,175
                                                                   ------------
      Total liabilities                                            $  1,933,127
                                                                   ------------
Net assets                                                         $237,549,964
                                                                   ============
Net assets consist of:
  Paid-in capital                                                  $365,457,712
  Unrealized appreciation on investments                             10,410,666
  Accumulated net realized loss on investments                     (137,610,665)
  Accumulated net investment loss                                      (707,749)
                                                                   ------------
      Total                                                        $237,549,964
                                                                   ============
Shares of beneficial interest outstanding                           17,429,096
                                                                    ==========
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)            $13.63
                                                                      ======

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Interest                                                       $     47,942
    Dividends                                                           479,501
    Foreign taxes withheld                                                 (361)
                                                                   ------------
      Total investment income                                      $    527,082
                                                                   ------------
  Expenses -
    Management fee                                                 $  1,115,227
    Trustees' compensation                                                7,547
    Shareholder servicing agent fee                                      11,152
    Administrative fee                                                    2,649
    Custodian fee                                                        54,195
    Printing                                                              2,547
    Auditing fees                                                        21,400
    Legal fees                                                              903
    Miscellaneous                                                        22,601
                                                                   ------------
      Total expenses                                               $  1,238,221
    Fees paid indirectly                                                 (3,390)
                                                                   ------------
      Net expenses                                                 $  1,234,831
                                                                   ------------
        Net investment loss                                        $   (707,749)
                                                                   ------------
Realized and unrealized loss on investments:
  Net realized loss on investments (identified cost basis) -       $(46,376,385)
                                                                   ------------
  Change in unrealized depreciation on investments -               $(20,167,935)
                                                                   ------------
      Net realized and unrealized loss on investments and
        foreign currency transactions                              $(66,544,320)
                                                                   ------------
        Decrease in net assets from operations                     $(67,252,069)
                                                                   ============

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED             YEAR ENDED
                                                                            DECEMBER 31, 2002          JUNE 30, 2002
                                                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
Decrease in net assets:
From operations -
  Net investment loss                                                           $    (707,749)         $  (3,659,983)
  Net realized loss on investments                                                (46,376,385)           (39,532,934)
  Net unrealized loss on investments and foreign currency translation             (20,167,935)           (98,672,381)
                                                                                -------------          -------------
    Decrease in net assets from operations                                      $ (67,252,069)         $(141,865,298)
                                                                                -------------          -------------
Net decrease in net assets from fund share transactions                         $ (93,311,045)         $(131,101,201)
                                                                                -------------          -------------
    Total decrease in net assets                                                $(160,563,114)         $(272,966,499)
Net assets:
  At beginning of period                                                          398,113,078            671,079,577
                                                                                -------------          -------------
  At end of period (including accumulated net investment loss of $707,749)
    and $0, respectively)                                                       $ 237,549,964          $ 398,113,078
                                                                                =============          =============

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                      SIX MONTHS ENDED         ---------------------------------------------------------------
                                     DECEMBER 31, 2002            2002          2001          2000          1999          1998
                                           (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period           $16.44          $21.55        $31.39        $22.20        $22.95        $21.45
                                                ------          ------        ------        ------        ------        ------
Income from investment operations# -
  Net investment loss(S)                        $(0.03)         $(0.12)       $(0.10)       $(0.12)       $(0.08)       $(0.08)
  Net realized and unrealized gain (loss)
    on investments and foreign currency          (2.78)          (4.99)        (1.33)        11.76          0.98          4.54
                                                ------          ------        ------        ------        ------        ------
      Total from investment operations          $(2.81)         $(5.11)       $(1.43)       $11.64        $ 0.90        $ 4.46
                                                ------          ------        ------        ------        ------        ------
Less distributions declared to
  shareholders -
  From net realized gain on investments
    and foreign currency transactions
                                                $ --            $ --          $(6.26)       $(2.45)       $(1.65)       $(2.96)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                  --              --           (2.08)         --            --            --
  From paid in capital                            --              --           (0.07)         --            --            --
                                                ------          ------        ------        ------        ------        ------
      Total distributions declared to
        shareholders                            $ --            $ --          $(8.41)       $(2.45)       $(1.65)       $(2.96)
                                                ------          ------        ------        ------        ------        ------
Net asset value - end of period                 $13.63          $16.44        $21.55        $31.39        $22.20        $22.95
                                                ======          ======        ======        ======        ======        ======
Total return                                    (17.09)%++      (23.71)%       (3.46)%       54.04%         4.69%        23.51%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                      0.83%+          0.84%         0.82%         0.82%         0.79%         0.76%
  Net investment loss                            (0.47)%+        (0.65)%       (0.40)%       (0.46)%       (0.41)%       (0.36)%
Portfolio turnover                                  48%             87%           53%           90%           78%           80%
Net assets at end of period
  (000 Omitted)                               $237,550        $398,113      $671,080      $744,487      $444,822      $502,393

(S) Through December 31, 1998, the investment adviser voluntarily agreed to maintain the expenses of the fund at not more than
    0.75% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss                       $ --            $ --          $ --          $ --          $(0.09)       $(0.10)
      Ratios (to average net assets):
        Expenses##                                --              --            --            --            0.83%         0.83%
        Net investment loss                       --              --            --            --           (0.45)%       (0.44)%
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Institutional Emerging Equities Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,176 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $2,214 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended June 30, 2002 and June 30, 2001 was as follows:

                                           JUNE 30, 2002         JUNE 30, 2001
------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                        $   --                 $117,290,176
    Long-term capital gain                     --                   80,586,775
                                           -------------          ------------
Total distributions declared               $   --                 $197,876,951
                                           =============          ============

The fund paid no distributions for the year ended June 30, 2002.

As of June 30, 2002, the components of accumulated losses on a tax basis were as follows:

             Capital loss carryforward       $(64,968,651)
             Unrealized gain                   21,807,758
             Other temporary differences      (17,494,786)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2010.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion             0.0175%
                Next $2.5 billion            0.0130%
                Next $2.5 billion            0.0005%
                In excess of $7 billion      0.0000%

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund average daily net assets at an annual rate of 0.0075%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $140,653,122 and $240,399,407, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $232,972,418
                                                               ------------
Gross unrealized appreciation                                  $ 22,192,850
Gross unrealized depreciation                                   (20,553,027)
                                                               ------------
    Net unrealized appreciation                                $  1,639,823
                                                               ============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED DECEMBER 31, 2002            YEAR ENDED JUNE 30, 2002
                                           ----------------------------------    --------------------------------
                                                    SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                      3,020,133      $  42,361,203        7,691,466      $ 137,258,261
Shares reacquired                               (9,808,405)      (135,672,248)     (14,619,893)      (268,359,462)
                                                ----------      -------------      -----------      -------------
    Net decrease                                (6,788,272)     $ (93,311,045)      (6,928,427)     $(131,101,201)
                                                ==========      =============      ===========      =============

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $278 which is based on the average daily unused portion of the line of credit is included in interest expense. The fund had no significant borrowings during the period.

(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MEE-SEM  02/03 117